Earnings Per Share - Basic and Diluted Earnings Per Share Computation (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Earnings Per Share [Abstract]
Net income (loss) for basic and diluted earnings per share	$ (10,236)	$ 2,990	$ 3,152
Weighted-average shares outstanding (in shares)	775	690	709
Dilutive effect of equity plans (in shares)	0	2	2
Diluted weighted-average shares outstanding (in shares)	775	692	710
Basic earnings per share (in dollars per share)	$ (13.20)	$ 4.34	$ 4.45
Diluted earnings per share (in dollars per share)	$ (13.20)	$ 4.32	$ 4.44